PROSHARES TRUST
ProShares Ultra Solana ETF
(the “Fund”)
Supplement dated July 14, 2025
to the Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information
(dated July 14, 2025, as supplemented or amended)
* * * * *
The Fund is not yet available for sale.
For more information, please contact the Fund at 1-866-776-5125.
Please retain this supplement for future reference.

PROSHARES TRUST
ProShares Short Solana ETF
ProShares UltraShort Solana ETF
(each a “Fund”, together the “Funds”)
Supplement dated July 14, 2025
to each Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information
(dated July 14, 2025, as supplemented or amended)
* * * * *
Each Fund is not yet available for sale.
For more information, please contact the Funds at 1-866-776-5125.
Please retain this supplement for future reference.

PROSHARES TRUST
ProShares Ultra XRP ETF
(the “Fund”)
Supplement dated July 14, 2025
to the Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information
(dated July 14, 2025, as supplemented or amended)
* * * * *
The Fund is not yet available for sale.
For more information, please contact the Fund at 1-866-776-5125.
Please retain this supplement for future reference.

PROSHARES TRUST
ProShares Short XRP ETF
ProShares UltraShort XRP ETF
(each a “Fund”, together the “Funds”)
Supplement dated July 14, 2025
to each Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information
(dated July 14, 2025, as supplemented or amended)
* * * * *
Each Fund is not yet available for sale.
For more information, please contact the Funds at 1-866-776-5125.
Please retain this supplement for future reference.